Related Party Balances and Transactions (Details)			1 Months Ended	12 Months Ended
	Nov. 15, 2023 CNY (¥)	Nov. 15, 2023 USD ($)	May 31, 2023	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 15, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Borrowed a short-term loan				¥ 25,603,498		¥ 14,800,000		$ 3,614,935
Interest expense				995,162	$ 140,506	795,144	¥ 1,046,305
Proceed of short term debt, from related party				31,805,201	4,490,548	18,000,000	18,000,000
Balance due to foreign exchange				25,603,498		14,800,000		3,614,935
Rent payable | $					1,097,801
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a short-term loan	¥ 3,000,000								$ 423,567
Interest borrowed a short-term loan | $		$ 30,000
Interest expense				24,643	3,479
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions [Line Items]
Proceed of short term debt, from related party						153,101	364,588
Balance due to foreign exchange				12,185				1,720
Li Bin and Renrui [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a short-term loan	3,000,000								$ 423,567
Interest borrowed a short-term loan	30,000
Li Bin [Member]
Related Party Balances and Transactions [Line Items]
Principal amount repaid	¥ 3,000,000	$ 423,567
Shenzhen Quanjieyuan Enterprise Management Consulting Partnership [Member]
Related Party Balances and Transactions [Line Items]
Rent payable				7,775,393
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions [Line Items]
Paid amount				1,784,309	251,925	4,608,483	16,467,687
Collected amount				3,281,240	$ 463,275	460,687	¥ 18,601,890
Outstanding balance						¥ 1,371,882
Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”) [Member]
Related Party Balances and Transactions [Line Items]
Lease agreement term			7 months
Geng Xiaogang [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a short-term loan				¥ 823,265				$ 116,236
Short-term loan interest rate				6.00%				6.00%
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Loan term	20 years	20 years
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Loan term	55 years	55 years